Quarterly Report
August 31, 2024
MFS®  Moderate Allocation Fund
MOD-Q1

Portfolio of Investments
8/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 99.9%
Bond Funds – 38.3%
MFS Emerging Markets Debt Fund - Class R6	16,760,632	$204,814,927
MFS Emerging Markets Debt Local Currency Fund - Class R6	24,244,666	135,042,787
MFS Global Opportunistic Bond Fund - Class R6	41,156,147	337,480,402
MFS Government Securities Fund - Class R6	71,828,308	629,215,982
MFS High Income Fund - Class R6	87,392,646	271,791,130
MFS Inflation-Adjusted Bond Fund - Class R6	50,283,194	464,616,714
MFS Total Return Bond Fund - Class R6	58,202,063	562,231,927
		$2,605,193,869
International Stock Funds – 13.2%
MFS Emerging Markets Equity Fund - Class R6	1,900,372	$68,261,356
MFS International Growth Fund - Class R6	3,021,769	138,245,943
MFS International Intrinsic Value Fund - Class R6	3,196,580	137,644,735
MFS International Large Cap Value Fund - Class R6	9,333,998	138,143,163
MFS International New Discovery Fund - Class R6	2,010,759	69,109,769
MFS Research International Fund - Class R6	13,988,847	345,104,867
		$896,509,833
Non-Traditional Funds – 5.9%
MFS Commodity Strategy Fund - Class R6	54,347,200	$191,302,144
MFS Global Real Estate Fund - Class R6	11,613,487	208,694,353
		$399,996,497
U.S. Stock Funds – 39.6%
MFS Growth Fund - Class R6	2,225,831	$476,572,735
MFS Mid Cap Growth Fund - Class R6 (a)	14,706,376	475,457,150
MFS Mid Cap Value Fund - Class R6	13,693,803	485,582,237
MFS New Discovery Fund - Class R6 (a)	3,250,906	101,818,365
MFS New Discovery Value Fund - Class R6	5,357,922	104,158,005
MFS Research Fund - Class R6	8,053,108	492,769,698
MFS Value Fund - Class R6	10,279,401	557,040,718
		$2,693,398,908
Money Market Funds – 2.9%
MFS Institutional Money Market Portfolio, 5.35% (v)	195,087,716	$195,146,243
Total Investment Companies		$6,790,245,350

Other Assets, Less Liabilities – 0.1%		5,265,225
Net Assets – 100.0%		$6,795,510,575
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $6,790,245,350.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
8/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service.
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$6,790,245,350	$—	$—	$6,790,245,350
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets and liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Commodity Strategy Fund	$197,572,781	$803,164	$25,616	$(10,368)	$(7,037,817)	$191,302,144
MFS Emerging Markets Debt Fund	199,368,840	3,768,243	4,359,773	(1,014,725)	7,052,342	204,814,927
MFS Emerging Markets Debt Local Currency Fund	130,041,251	2,847,790	1,279,871	(588,948)	4,022,565	135,042,787
MFS Emerging Markets Equity Fund	65,807,407	8,058	2,533,095	(643,398)	5,622,384	68,261,356
MFS Global Opportunistic Bond Fund	327,673,852	3,001,917	3,952,936	(840,177)	11,597,746	337,480,402
MFS Global Real Estate Fund	196,953,022	611,511	9,566,180	669,438	20,026,562	208,694,353
MFS Government Securities Fund	608,321,325	6,770,760	9,012,748	(1,630,737)	24,767,382	629,215,982
MFS Growth Fund	487,286,045	1,894,095	35,583,439	29,251,834	(6,275,800)	476,572,735
MFS High Income Fund	265,322,603	4,452,144	4,080,600	(521,556)	6,618,539	271,791,130
MFS Inflation-Adjusted Bond Fund	454,038,276	7,648,347	5,198,643	(1,189,766)	9,318,500	464,616,714
MFS Institutional Money Market Portfolio	193,157,749	42,950,115	40,999,875	(1,720)	39,974	195,146,243
MFS International Growth Fund	133,968,013	4,488	5,170,280	2,701,634	6,742,088	138,245,943
MFS International Intrinsic Value Fund	134,711,990	206,341	3,154,947	349,700	5,531,651	137,644,735
MFS International Large Cap Value Fund	135,227,456	212,567	4,102,710	167,923	6,637,927	138,143,163
MFS International New Discovery Fund	66,473,913	71,560	1,936,135	146,334	4,354,097	69,109,769
MFS Mid Cap Growth Fund	458,490,265	638,604	747,463	195,210	16,880,534	475,457,150
MFS Mid Cap Value Fund	470,472,589	732,253	14,587,780	8,454,248	20,510,927	485,582,237
MFS New Discovery Fund	98,597,220	364,054	1,540,780	(279,868)	4,677,739	101,818,365
MFS New Discovery Value Fund	99,674,785	1,097,653	3,864,295	502,315	6,747,547	104,158,005
MFS Research Fund	483,162,574	176,055	16,307,287	9,253,655	16,484,701	492,769,698
MFS Research International Fund	337,102,824	161,654	9,143,826	3,423,685	13,560,530	345,104,867
MFS Total Return Bond Fund	549,143,576	6,058,402	13,545,637	(2,593,761)	23,169,347	562,231,927
MFS Value Fund	535,003,267	2,929,644	17,429,085	1,642,545	34,894,347	557,040,718
	$6,627,571,623	$87,409,419	$208,123,001	$47,443,497	$235,943,812	$6,790,245,350
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Commodity Strategy Fund	$—	$—
MFS Emerging Markets Debt Fund	3,766,530	—
MFS Emerging Markets Debt Local Currency Fund	1,931,744	—
MFS Emerging Markets Equity Fund	2,734,345	—
MFS Global Opportunistic Bond Fund	—	—
MFS Global Real Estate Fund	—	—
MFS Government Securities Fund	6,519,987	—
MFS Growth Fund	728,161	424,537
MFS High Income Fund	4,422,179	—
MFS Inflation-Adjusted Bond Fund	7,535,969	—
MFS Institutional Money Market Portfolio	2,639,428	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—

Supplemental Information (unaudited) – continued
Affiliated Issuers − continued	Dividend Income	Capital Gain Distributions
MFS International Large Cap Value Fund	$—	$—
MFS International New Discovery Fund	—	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	458,846	188,536
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	6,027,226	—
MFS Value Fund	2,623,404	—
	$39,387,819	$613,073
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